CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents (Note 5)	$ 28,740	$ 34,781
Accounts receivable - net (Note 6)	108	141
Investment in securities - current (Note 8)	4,638
Prepaid expenses	103	69
Restricted cash (Note 5)	313	313
Other receivable (Note 8)	672	2
Other current assets (Note 7)	139	127
Total Current Assets	34,713	35,433
INVESTMENT IN SECURITIES - NONCURRENT (Note 8)	3,535	5,441
PROPERTY, PLANT AND EQUIPMENT, NET (Note 18)	92	101
INTANGIBLE ASSETS - NET (Note 18)	4	7
OTHER ASSETS
Refundable deposits	189	182
Prepaid licensing and royalty fees (Note 3)	25	147
Right-of-use assets (Notes 9 and 18)	244	484
Other (Notes 8 and 12)	402	563
TOTAL ASSETS	39,204	42,358
CURRENT LIABILITIES
Accounts payable	57	38
Accrued expenses (Note 10)	1,110	745
Deferred revenue (Note 11)	558	578
Other current liabilities (Notes 9 and 17)	341	570
Total Current Liabilities	2,066	1,931
NONCURRENT LIABILITIES
Lease liabilities (Note 9)	93	84
Total Liabilities	2,159	2,015
COMMITMENTS AND CONTINGENCIES (Note 17)
SHAREHOLDERS' EQUITY (Note 13)
Ordinary shares, no par value, and additional paid-in capital; issued and outstanding 11,052 thousand shares as of December 31, 2025 and 2024	308,752	308,752
Accumulated deficit	(245,680)	(244,126)
Accumulated other comprehensive loss (Note 14)	(26,027)	(24,283)
Total GigaMedia Shareholders’ Equity	37,045	40,343
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 39,204	$ 42,358